Share Based Compensations (Details) - Schedule of Share-Based Compensation	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Share-Based Compensation [Abstract]
Cost of revenues	$ 12,201
Research and development, net	19,082
Sales and marketing	8,563
General and administrative	34,933
Total expenses	$ 74,779